Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil (Details - amounts due from financial institutions) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil
Interbank deposits	R$ 2,383,526	R$ 1,729,676
Interbank onlendings	31,805	25,559
Loans to financial institutions	1,845,665	298,104
Expected loss	(2,140)	(1,477)
Total	R$ 4,258,856	R$ 2,051,862